Note 17 - Commitments and Contingencies (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 15, 2013	Feb. 21, 2014 Subsequent Event [Member]	Feb. 26, 2014 Subsequent Event [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense, Net	$ 203,000	$ 203,000
Loss Contingency, Estimate of Possible Loss			946,438
Litigation Settlement, Amount				250,000	250,000
Estimated Litigation Liability					$ 1,027,705
Discounted Stock Issuance Price				250.00%	250.00%
Debt Settlement Price				25.00%	25.00%